Label	Element	Value
MORGAN STANLEY EUROPEAN EQUITY FUND INC. | Morgan Stanley European Equity Fund Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000882381_SupplementTextBlock

Morgan Stanley

January 31, 2019

Supplement

SUPPLEMENT DATED JANUARY 31, 2019 TO THE PROSPECTUSES OF
Morgan Stanley European Equity Fund Inc., dated February 28, 2018
Morgan Stanley Global Fixed Income Opportunities Fund, dated February 28, 2018
Morgan Stanley Mortgage Securities Trust, dated February 28, 2018

Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley European Equity Fund Inc.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following is hereby added as the second paragraph of the section of each Prospectus entitled "Fund Summary—Fees and Expenses":

Class I shares may be available on brokerage platforms of firms that have agreements with the Fund's principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Please retain this supplement for future reference.